Submission	Feb. 06, 2026
Submission [Line Items]
Central Index Key	0002049184
Registrant Name	BAO Holding Ltd.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A